Notes to the consolidated statements of income - Unsatisfied performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 858,079	€ 966,308
Less than 1 year
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	195,800	283,208
1 - 3 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	255,759	342,274
3 - 5 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	297,805	266,302
5 - 10 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 108,715	€ 74,524